Loans, financing and debentures (Tables)	12 Months Ended
Jun. 30, 2021
Loans Financing Debentures And Finance Leases [Abstract]
Schedule of loans and financing
		Annual interest rates and charges - %
	Index	2021	2020	2021	2020

Financing for agricultural costs
	Fixed rate + CDI	1.80% + 100%	1.80% + 100%	40,561	40,568
	Fixed rate	3.24%	-	8,055	-
	Fixed rate	3.90%	3.90%	-	9,072
	Fixed rate	6.30%	6.30%	111,590	108,057
	Fixed rate	6.34%	6.34%	2,436	3,251
	Fixed rate	3.50%	-	3,078	-
	Fixed rate	7.64%	7.64%	9,779	9,076
	Fixed rate	4.91%	-	25,716	-
				201,215	170,024
Financing for agricultural costs (USD)
	Fixed rate	7.00%	7.00%	2,564	2,787
	Fixed rate	-	8.50%	-	5,573
				2,564	8,360
Financing for agricultural costs (PYG)
	Fixed rate	8.00%	8.00%	-	7,940
	Fixed rate	8.25%	8.25%	18,101	19,749
	Fixed rate	9.50%	-	8,191	-
				26,292	27,689
Bahia project financing
	Fixed rate	3.50%	3.50%	10,373	10,023
	Fixed rate	-	6.50%	-	66
	Fixed rate	-	7.50%	-	165
				10,373	10,254
Financing of working capital
	Fixed rate + CDI	2% + 100%	2% +100%	-	77,516
				-	77,516
Financing of working capital (EUR)*
	Fixed rate + CDI	1.32% + 100%	-	23,230	-
				23,230
FINAME
	Fixed rate	-	7.22%	-	230
				-	230
Financing of sugarcane
	Fixed rate	6.76%	6.76%	1,963	2,447
	Fixed rate	0.00%	6.14%	-	40,857
	Fixed rate	6.34%	6.34%	31,879	29,986
	Fixed rate	3.76%	-	28,150	-
				61,992	73,290
Debentures
	CDI	106.50%	106.50%	58,045	88,884
	CDI	110.00%	110.00%	43,717	59,548
	Fixed rate + IPCA	5.37% + 100%	-	244,565	-
				346,327	148,432

(-) Transaction costs				(8,812)	(1,682)
				663,181	514,113

Current				322,046	217,274
Non-current				341,135	296,839

Schedule of breakdown of debt by index
	2021	2020
Fixed rate	253,063	247,597
CDI and fixed rate +CDI	165,553	266,516
Fixed rate + IPCA	244,565	-
	663,181	514,113

Schedule of maturities of short and long term loans
	2021	2020
1 year	322,046	217,274
2 years	55,984	198,793
3 years	21,904	51,670
4 years	9,448	22,098
5 years	7,003	8,269
Above 5 years	246,796	16,009
	663,181	514,113

Schedule of changes in loans and financing
	2019	Acquisition Agrifirma	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2020
Agricultural Cost Financing (Reais)	38,588	-	166,346	(38,185)	(1,848)	5,123	-	170,024
Agricultural Cost Financing (PYG)	18,364	-	14,181	(4,017)	(1,020)	2,007	6,534	36,049
Bahia Project Financing	28,534	-	-	(16,953)	(2,864)	1,537	-	10,254
Working Capital Financing	-	123,862	77,000	(63,777)	(65,980)	3,369	3,042	77,516
Financing of Machinery and Equipment – FINAME	5,542	-	-	(5,346)	(481)	433	82	230
Sugarcane Financing	43,482	-	43,482	(15,689)	(2,194)	4,208	1	73,290
Debentures	152,889	-	-	-	(11,626)	7,169	-	148,432
Transaction costs	(1,546)	-	-	-	-	(136)	-	(1,682)
	285,853	123,862	301,009	(143,967)	(86,013)	23,710	9,659	514,113

	2020	Contracting	Payment of principal	Payment Interest	Appropriation of interest	Foreign exchange variation	2021
Agricultural cost financing (Reais)	170,024	35,856	(12,939)	(2,062)	10,336	-	201,215
Agricultural cost financing (PYG)	36,049	8,095	(13,303)	(2,919)	2,809	(1,875)	28,856
Bahia project financing	10,254	-	(226)	(8)	353	-	10,373
Working Capital Financing	77,516	185,000	(237,000)	(2,355)	2,022	(1,953)	23,230
Financing of machinery and equipment – FINAME	230	-	(218)	(8)	4	(8)	-
Sugarcane Financing	73,290	27,486	(39,497)	(2,582)	3,295	-	61,992
Debentures	148,432	240,000	(42,647)	(6,557)	7,099	-	346,327
Transaction costs	(1,682)	(8,247)	-	-	1,117	-	(8,812)
	514,113	488,190	(345,830)	(16,491)	27,035	(3,836)	663,181